Non-Controlling Interest in Consolidated Subsidiaries - Rollforward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		$ 335,117	$ 307,187	$ 325,751
Consolidated net income	$ 1,784	34,743	37,678	3,756
Other comprehensive loss	(765)	(14,932)	3,560	(7,321)
Remeasurements of the Net Defined Benefit Liability	34	661	296	(474)
Dividends declared and paid		(17,534)	(13,416)	(15,884)
Share based payment		89	40	(339)
Contribution from non-controlling interest		352
Ending Balance	$ 17,328	337,801	335,117	307,187
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		72,516	69,444	73,762
Consolidated net income		10,834	9,183	5,686
Other comprehensive loss		(2,198)	(368)	(5,793)
Exchange differences on translation of foreign operation		(1,558)	(1,342)	(5,958)
Remeasurements of the Net Defined Benefit Liability		173	(36)	(169)
Valuation of the effective portion of derivative financial instruments		(813)	1,010	334
Dividends declared and paid		(6,176)	(5,729)	(5,524)
Share based payment		(57)	(14)	(64)
Acquisitions of non-controlling interest		0	0	1,298
Other acquisitions and remeasurements		5	0	79
Repurchase of non-controlling interests		(79)	0	0
Contribution from non-controlling interest		352	0	0
Ending Balance		$ 75,197	$ 72,516	$ 69,444

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3